PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of
	March 31, 2024	September 30, 2024	September 30, 2024
	HKD	HKD	USD
	(Audited)
Office equipment, at cost	$162,327	$162,327	$20,811
Less: accumulated depreciation	(115,806)	(124,138)	(15,915)

Property and equipment, net	$46,521	$38,189	$4,896